Note 6 - Operating Segment Reporting - Total Assets Operating Segment (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Assets Line Items
Assets	€ 736,176,000,000	€ 697,737,000,000	€ 675,675,000,000
Spain [Member]
Total Assets Line Items
Assets	405,878,000,000	364,427,000,000	353,923,000,000
United States [Member]
Total Assets Line Items
Assets	93,953,000,000	88,529,000,000	82,057,000,000
Mexico [Member]
Total Assets Line Items
Assets	110,224,000,000	109,079,000,000	97,432,000,000
Turkey [Member]
Total Assets Line Items
Assets	59,585,000,000	64,416,000,000	66,250,000,000
South America [Member]
Total Assets Line Items
Assets	55,435,000,000	54,996,000,000	54,373,000,000
Rest Of Eurasia [Member]
Total Assets Line Items
Assets	22,881,000,000	23,257,000,000	18,845,000,000
Subtotal [Member]
Total Assets Line Items
Assets	747,957,000,000	704,703,000,000	672,880,000,000
Corporate Center and other adjustments [Member]
Total Assets Line Items
Assets	€ (11,781,000,000)	€ (6,967,000,000)	€ 2,796,000,000